Financial Instruments - Remaining Contractual Maturity for Non-derivative Financial Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	$ 77,828	$ 82,971
Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	42,175	42,403
1-3 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	184	51
3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	4,905	11,548
1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	29,562	24,250
More Than 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	1,002	4,719
Non-interest bearing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	49,992	50,031
Non-interest bearing [Member] | Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	41,947	42,220
Non-interest bearing [Member] | 1-3 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	0
Non-interest bearing [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	2,783	2,500
Non-interest bearing [Member] | 1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	5,262	5,311
Non-interest bearing [Member] | More Than 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	0
Floating interest rate instruments [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	1,659	1,880
Floating interest rate instruments [Member] | Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	3	104
Floating interest rate instruments [Member] | 1-3 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	6	6
Floating interest rate instruments [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	25	79
Floating interest rate instruments [Member] | 1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	1,625	1,691
Floating interest rate instruments [Member] | More Than 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	$ 0	$ 0
Floating interest rate instruments [Member] | Weighted average [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest rates of bank loans	2.10%	2.08%
Fixed interest rate instruments [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	$ 26,177	$ 31,060
Fixed interest rate instruments [Member] | Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	225	79
Fixed interest rate instruments [Member] | 1-3 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	178	45
Fixed interest rate instruments [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	2,097	8,969
Fixed interest rate instruments [Member] | 1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	22,675	17,248
Fixed interest rate instruments [Member] | More Than 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	$ 1,002	$ 4,719
Fixed interest rate instruments [Member] | Weighted average [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest rates of bank loans	0.73%	0.54%
Fair value interest rate risk [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial assets	$ 41,451	$ 47,563
Financial liabilities	36,419	41,445
Cash flow interest rate risk [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial assets	18,424	12,950
Financial liabilities	$ 1,600	$ 1,785